Quarterly Holdings Report
for

Fidelity Asset Manager® 60%

June 30, 2020

SAN-QTLY-0820
1.849912.112

Schedule of Investments June 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 60.8%
	Shares	Value
Fidelity Communication Services Central Fund (a)	552,520	$126,322,544
Fidelity Consumer Discretionary Central Fund (a)	394,971	145,017,526
Fidelity Consumer Staples Central Fund (a)	418,127	83,479,062
Fidelity Emerging Markets Equity Central Fund (a)	948,931	206,591,732
Fidelity Energy Central Fund (a)	535,951	35,265,573
Fidelity Financials Central Fund (a)	2,269,901	196,618,832
Fidelity Health Care Central Fund (a)	411,923	217,837,360
Fidelity Industrials Central Fund (a)	426,570	108,988,688
Fidelity Information Technology Central Fund (a)	703,985	381,207,896
Fidelity International Equity Central Fund (a)	4,121,412	324,066,632
Fidelity Materials Central Fund (a)	175,407	31,910,047
Fidelity Real Estate Equity Central Fund (a)	127,278	13,420,200
Fidelity Utilities Central Fund (a)	225,658	37,793,284
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,449,901,142)		1,908,519,376

Fixed-Income Central Funds - 34.7%
High Yield Fixed-Income Funds - 3.0%
Fidelity Emerging Markets Debt Central Fund (a)	3,121,819	27,690,536
Fidelity Floating Rate Central Fund (a)	148,014	13,898,505
Fidelity High Income Central Fund (a)	514,132	52,199,776

TOTAL HIGH YIELD FIXED-INCOME FUNDS		93,788,817

Investment Grade Fixed-Income Funds - 31.7%
Fidelity Inflation-Protected Bond Index Central Fund (a)	1,424,884	151,650,442
Fidelity International Credit Central Fund (a)	443,027	45,578,660
Fidelity Investment Grade Bond Central Fund (a)	6,765,189	795,924,434

TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		993,153,536

TOTAL FIXED-INCOME CENTRAL FUNDS
(Cost $996,855,541)		1,086,942,353

Money Market Central Funds - 1.5%
Fidelity Cash Central Fund 0.12% (b)	17,124,004	17,127,429
Fidelity Securities Lending Cash Central Fund 0.12% (b)(c)	28,818,343	28,821,225
TOTAL MONEY MARKET CENTRAL FUNDS
(Cost $45,948,654)		45,948,654
	Principal Amount	Value

U.S. Treasury Obligations - 0.3%
U.S. Treasury Bills, yield at date of purchase 0.14% to 0.14% 8/27/20 to 10/1/20 (d)
(Cost $9,197,845)	9,200,000	9,197,855
	Shares	Value

Investment Companies - 4.2%
iShares 20+ Year Treasury Bond ETF (e)	194,712	$31,919,138
iShares MSCI Japan ETF	958,156	52,621,927
Market Vectors Gold Miners ETF	1,321,299	48,465,247
TOTAL INVESTMENT COMPANIES
(Cost $119,587,495)		133,006,312
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $2,621,490,677)		3,183,614,550
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(47,344,975)
NET ASSETS - 100%		$3,136,269,575

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	358	Sept. 2020	$55,314,580	$(1,437,472)	$(1,437,472)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	834	Sept. 2020	41,103,690	(210,560)	(210,560)
TOTAL FUTURES CONTRACTS					$(1,648,032)

The notional amount of futures sold as a percentage of Net Assets is 3.1%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Investment made with cash collateral received from securities on loan.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $9,197,855.

 (e) Security or a portion of the security is on loan at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$229,988
Fidelity Communication Services Central Fund	4,055,876
Fidelity Consumer Discretionary Central Fund	4,123,767
Fidelity Consumer Staples Central Fund	1,651,228
Fidelity Emerging Markets Debt Central Fund	1,364,401
Fidelity Emerging Markets Equity Central Fund	4,459,258
Fidelity Energy Central Fund	954,324
Fidelity Financials Central Fund	9,125,003
Fidelity Floating Rate Central Fund	612,673
Fidelity Health Care Central Fund	3,134,264
Fidelity High Income Central Fund	1,126,224
Fidelity Industrials Central Fund	1,441,466
Fidelity Inflation-Protected Bond Index Central Fund	2,291,436
Fidelity Information Technology Central Fund	11,224,273
Fidelity International Credit Central Fund	1,398,315
Fidelity International Equity Central Fund	5,079,478
Fidelity Investment Grade Bond Central Fund	18,275,261
Fidelity Materials Central Fund	366,536
Fidelity Real Estate Equity Central Fund	719,763
Fidelity Securities Lending Cash Central Fund	21,503
Fidelity Utilities Central Fund	2,213,601
Total	$73,868,638

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$15,917,632	$67,733	$16,390,279	$(1,819,164)	$2,224,078	$--	0.0
Fidelity Communication Services Central Fund	106,167,767	18,350,956	10,176,823	(392,154)	12,372,798	126,322,544	6.3
Fidelity Consumer Discretionary Central Fund	128,356,170	19,309,139	11,536,093	(156,808)	9,045,118	145,017,526	6.8
Fidelity Consumer Staples Central Fund	83,499,614	10,628,485	8,067,799	(290,260)	(2,290,978)	83,479,062	6.4
Fidelity Emerging Markets Debt Central Fund	28,733,528	3,337,534	2,749,376	(275,579)	(1,355,571)	27,690,536	1.0
Fidelity Emerging Markets Equity Central Fund	202,689,185	15,859,336	16,174,989	(3,098,934)	7,317,134	206,591,732	11.4
Fidelity Energy Central Fund	51,781,439	4,741,389	3,401,358	(1,576,631)	(16,279,266)	35,265,573	6.5
Fidelity Financials Central Fund	232,025,574	27,396,625	19,982,385	(3,827,588)	(38,993,394)	196,618,832	6.9
Fidelity Floating Rate Central Fund	14,893,624	1,601,472	1,377,863	(118,103)	(1,100,625)	13,898,505	0.7
Fidelity Health Care Central Fund	171,030,936	16,411,121	18,405,766	(385,780)	49,186,849	217,837,360	6.7
Fidelity High Income Central Fund	30,335,088	38,919,314	17,314,407	(229,146)	488,927	52,199,776	2.0
Fidelity Industrials Central Fund	121,938,637	11,430,654	10,330,959	(1,565,547)	(12,484,097)	108,988,688	6.9
Fidelity Inflation-Protected Bond Index Central Fund	132,243,107	45,024,391	30,287,032	114,452	4,555,524	151,650,442	9.7
Fidelity Information Technology Central Fund	289,704,552	33,068,730	37,526,982	(1,265,289)	97,226,885	381,207,896	6.6
Fidelity International Credit Central Fund	29,711,418	19,163,384	2,811,719	(92,882)	(391,541)	45,578,660	9.9
Fidelity International Equity Central Fund	285,691,604	78,385,051	40,816,745	(5,885,016)	6,691,738	324,066,632	12.2
Fidelity Investment Grade Bond Central Fund	790,581,145	167,615,710	194,764,011	(218,969)	32,710,559	795,924,434	2.8
Fidelity Materials Central Fund	30,269,377	6,218,889	2,860,344	(149,402)	(1,568,473)	31,910,047	7.0
Fidelity Real Estate Equity Central Fund	45,907,288	3,456,800	23,706,240	(8,682,649)	(3,554,999)	13,420,200	2.1
Fidelity Utilities Central Fund	44,309,417	5,954,156	3,784,778	(370,665)	(8,314,846)	37,793,284	6.8
	$2,835,787,102	$526,940,869	$472,465,948	$(30,286,114)	$135,485,820	$2,995,461,729

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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